ROYALTY AGREEMENT	12 Months Ended
Jan. 31, 2025
ROYALTY AGREEMENT, UNALLOCATED RESERVE AND DISTRIBUTIONS
ROYALTY AGREEMENT, UNALLOCATED RESERVE AND DISTRIBUTIONS

NOTE 3 - ROYALTY AGREEMENT

The current royalty rate schedule became effective on August 17, 1989, which was established pursuant to the Amended Assignment of Peters Lease the Trust entered into with Cyprus NMC, the predecessor to NMC. Pursuant to the Amended Assignment of Peters Lease, overriding royalties are determined by both the volume and applicable selling price of iron ore products shipped.

Pursuant to the Amended Assignment of Peters Lease, NMC is obligated to pay Mesabi Trust base overriding royalties, in varying amounts constituting a percentage of the gross proceeds of shipments of iron ore product produced from Mesabi Trust lands or, to a limited extent, other lands. NMC is obligated to make payments of overriding royalties on product shipments within 30 days following the calendar quarter in which such shipments occur.

Royalty bonuses are payable on all iron ore products produced from Mesabi Ore shipped during a calendar quarter and sold at prices above the Adjusted Threshold Price. The Adjusted Threshold Price was $66.00 per ton for calendar year 2023, $67.75 per ton for calendar year 2024, and is $69.41 per ton for calendar year 2025. The Adjusted Threshold Price is subject to adjustment (but not below $30 per ton) for inflation and deflation and is determined each year on the basis of the change in the Gross Domestic Product Implicit Price Deflator, a broad based index of inflation and deflation published quarterly by the U.S. Department of Commerce.

NMC is obligated to pay to Mesabi Trust a minimum advance royalty of $500,000 per annum, subject to adjustment for inflation and deflation (but not below $500,000), which is credited against base overriding royalties and royalty bonuses. NMC is obligated to make quarterly payments of the minimum advance royalty in January, April, July and October of each year. For the calendar year ending December 31, 2025, the minimum advance royalty threshold is $1,157,261. The minimum annual advance royalty threshold was $1,129,615 for the calendar year ended December 31, 2024.